Provisions (Tables)	12 Months Ended
Mar. 29, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Sales Contract Provisions

	Warranty	Sales contracts	Sales returns	Asset retirement obligations	Total
	$	$	$	$	$
March 31, 2018	9.3	3.0	3.3	1.5	17.1
Additional provisions recognized	9.1	—	5.9	1.3	16.3
Reductions resulting from settlement	(5.4)	—	(4.2)	(0.3)	(9.9)
Other	(0.7)	—	—	—	(0.7)
March 31, 2019	12.3	3.0	5.0	2.5	22.8
Additional provisions recognized	14.5	—	15.2	1.3	31.0
Reductions resulting from settlement	(7.4)	—	(9.8)	—	(17.2)
Other	—	—	0.3	0.1	0.4
March 29, 2020	19.4	3.0	10.7	3.9	37.0

Schedule of Current and Non-Current Provisions
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	March 29, 2020	March 31, 2019
	$	$
Current provisions	15.6	8.1
Non-current provisions	21.4	14.7
	37.0	22.8